Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Summary of Financial Instruments whose Contract Amount Represents Credit Risk

The following financial instruments whose contract amount represents credit risk were outstanding on December 31:

(Dollars in thousands)	2020	2019
Commitments to extend credit	$227,532	$210,579
Letters of credit	700	741